Common Stock Options (2002 Equity Incentive Plan) - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended			12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended
	May 16, 2012	Mar. 31, 2012	Oct. 13, 2010	Apr. 28, 2013	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 23, 2012 2002 Equity Incentive Plan [Member]	Aug. 25, 2010 2002 Equity Incentive Plan [Member]	May 04, 2013 2002 Equity Incentive Plan [Member]	Feb. 02, 2013 2002 Equity Incentive Plan [Member]	Jan. 29, 2011 2002 Equity Incentive Plan [Member]	Jul. 24, 2012 2002 Equity Incentive Plan [Member]	Jan. 28, 2012 2002 Equity Incentive Plan [Member]	Mar. 31, 2012 Performance Based Vesting Schedule [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (shares)												4,873,709	4,992,675
Stock options and restricted shares available for grant (shares)															7,600,000
Stock option maximum term (years)												10 years	10 years
Vesting period from the date of grant (years)		2 years										4 years	4 years
Period following board of directors resolution for exercise of options outstanding (days)											20 days
Expenses on date of modification		$ 5,300,000					$ 5,400,000		$ 4,300,000					$ 4,300,000
Deposit liability							308,000	1,131,000				200,000	308,000			1,131,000
Dividends declared and paid per common share (dollars per share)	$ 2.02		$ 13.24				$ 2.02	$ 0.00	$ 13.24	$ 2.02
Options outstanding, Cancelled		2,020,620					2,020,620										1,010,310
Weighted average grant-date fair value of stock options granted (dollars per share)				$ 4.36	$ 18.15		$ 7.42	$ 3.58	$ 3.41
Total intrinsic value of stock options exercised							400,000	0	15,600,000
Proceeds from stock options exercised							36,000
Excess tax benefit related to restricted shares and exercise of stock options and warrants					402,000	1,525,000	1,647,000	0	3,226,000
Unrecognized compensation costs related to non-vested share-based compensation					$ 13,300,000		$ 13,200,000
Unrecognized compensation costs related to nonvested share-based compensation, recognition period (years)					2 years		1 year 10 months 28 days